PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Summary of Oil and Natural Gas Properties Cost and Accumulated Depletion

As at December 31, 2015 ($ thousands)	Cost	Accumulated Depletion, Depreciation, and Impairment	Net Book Value

Oil and natural gas properties	$13,541,670	$12,375,083	$1,166,587
Other capital assets	105,124	85,438	19,686

Total PP&E	$13,646,794	$12,460,521	$1,186,273

As at December 31, 2014 ($ thousands)	Cost	Accumulated Depletion, Depreciation, and Impairment	Net Book Value

Oil and natural gas properties	$12,478,953	$9,846,479	$2,632,474
Other capital assets	97,893	77,302	20,591

Total PP&E	$12,576,846	$9,923,781	$2,653,065